UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
Check Here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):	[   ] is a restatement
					[   ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:		ACG Management LP
Address		17 State Street, 35th Floor
		New York, NY 10004


	13F File Number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager

Name:		Kelly Ireland
Title		CFO
Phone		212 909 2350
Signature Place and Date of Signing:
Kelly Ireland,		New York, NY	February 15 2001

Report Type (Check only one):
[X  ]		13F Holdings Report
[   ]		13F Notice
[   ]		13F Combination Report

List of other Managers Reporting for this Manager

FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers:	0
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total:
List of other Included Managers:
No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                com              02364J104    10176   317000 SH       SOLE                   317000
ASM Lithography                com              N07059111     1620    95000 SH       SOLE                    95000
Abbott Labs                    com              002824100     3958    71000 SH       SOLE                    71000
Altera Corp Com                com              021441100      955    45000 SH       SOLE                    45000
Amer Express Co                com              025816109     4283   120000 SH       SOLE                   120000
Amer Intl Group Inc Com        com              026874107     3176    40000 SH       SOLE                    40000
American Power Conversion Corp com              029066107     1229    85000 SH       SOLE                    85000
Amgen                          com              031162100     2258    40000 SH       SOLE                    40000
Apple Computer Inc Com         com              037833100     4927   225000 SH       SOLE                   225000
Applied Materials Inc          com              038222105     1403    35000 SH       SOLE                    35000
Applied Micro Circuits Corp    com              03822W109      679    60000 SH       SOLE                    60000
Automatic Data Processing Inc, com              053015103     1057    17950 SH       SOLE                    17950
Brocade Communications Systems com              111621108     1490    45000 SH       SOLE                    45000
Calpine Corporation            com              131347106      336    20000 SH       SOLE                    20000
Charles Schwab Corp            com              808513105     6188   400000 SH       SOLE                   400000
Cisco Sys Inc                  com              17275R102     5371   296600 SH       SOLE                   296600
Citigroup Inc                  com              172967101    13608   269566 SH       SOLE                   269566
Clear Channel Communications I com              184502102     2036    40000 SH       SOLE                    40000
Dell Computer Corp             com              247025109     4756   175000 SH       SOLE                   175000
Eli Lilly & Co                 com              532457108     2356    30000 SH       SOLE                    30000
Gateway Inc                    com              367626108     1894   235550 SH       SOLE                   235550
Gemstar-Tv Guide Int           com              36866W106     2419    87346 SH       SOLE                    87346
General Elec Co                com              369604103     2455    61250 SH       SOLE                    61250
Gillette Co                    com              375766102     4008   120000 SH       SOLE                   120000
Goldman Sachs Group Inc        com              38141G104     3710    40000 SH       SOLE                    40000
Guidant Corporation            com              401698105     1245    25000 SH       SOLE                    25000
I 2 Technologies Inc           com              465754109      790   100000 SH       SOLE                   100000
Kinder Morgan, Inc             com              49455P101      557    10000 SH       SOLE                    10000
Lam Resh Corp Com              com              512807108     1103    47500 SH       SOLE                    47500
Liberty Media Group            com              530718105      840    60000 SH       SOLE                    60000
Lodgenet Entmt Corp Com        com              540211109     1025    60000 SH       SOLE                    60000
MBNA Corp Com                  com              55262L100     7040   200000 SH       SOLE                   200000
Medtronic Inc Com              com              585055106     4609    90000 SH       SOLE                    90000
Merck & Co Inc                 com              589331107     5704    97000 SH       SOLE                    97000
Merrill Lynch & Co.            com              590188108     6254   120000 SH       SOLE                   120000
Micron Technology Inc          com              595112103     7905   255000 SH       SOLE                   255000
Microsoft Corp                 com              594918104     1987    30000 SH       SOLE                    30000
Microtune Inc                  com              59514P109     1759    75000 SH       SOLE                    75000
Millennium Pharmaceuticals Inc com              599902103      843    34400 SH       SOLE                    34400
Nextel Communications          com              65332V103     1041    95000 SH       SOLE                    95000
Nokia Corp Adr Shrs            com              654902204     3017   123000 SH       SOLE                   123000
Northern Tr Corp               com              665859104     4215    70000 SH       SOLE                    70000
Oracle                         com              68389X105     2279   165000 SH       SOLE                   165000
Pfizer Inc                     com              717081103     5579   140000 SH       SOLE                   140000
Procter & Gamble Co            com              742718109      791    10000 SH       SOLE                    10000
Qualcomm Inc                   com              747525103     2262    44800 SH       SOLE                    44800
Read Rite                      com              755246105     1652   250000 SH       SOLE                   250000
Siebel Systems, Inc.           com              826170102     1119    40000 SH       SOLE                    40000
Sun Microsystems Inc.          com              866810104     1699   138100 SH       SOLE                   138100
Teradyne Inc                   com              880770102     3165   105000 SH       SOLE                   105000
Texas Instruments Inc          com              882508104     3926   140200 SH       SOLE                   140200
Vaxgen Inc Com Stk             com              922390208      464    40000 SH       SOLE                    40000
Viacom Inc                     com              925524308     6075   137595 SH       SOLE                   137595
Xilinx Inc                     com              983919101     2343    60000 SH       SOLE                    60000